Basis of Presentation and General information - List of subsidiaries (Table) (Details)	12 Months Ended
	Dec. 31, 2021
Gargantua [Member]
Property, Plant and Equipment [Line Items]
DWT	209,529	[1]
Delivery Date	April 2, 2015	[1]
Year Built	2015	[1]
Star Gina 2GR [Member]
Property, Plant and Equipment [Line Items]
DWT	209,475
Delivery Date	February 26, 2016
Year Built	2016
Maharaj [Member]
Property, Plant and Equipment [Line Items]
DWT	209,472	[1]
Delivery Date	July 15, 2015	[1]
Year Built	2015	[1]
Goliath [Member]
Property, Plant and Equipment [Line Items]
DWT	207,999	[1]
Delivery Date	July 15, 2015	[1]
Year Built	2015	[1]
Star Leo [Member]
Property, Plant and Equipment [Line Items]
DWT	207,939
Delivery Date	May 14, 2018
Year Built	2018
Star Laetitia [Member]
Property, Plant and Equipment [Line Items]
DWT	207,896
Delivery Date	August 3, 2018
Year Built	2017
Star Ariadne [Member]
Property, Plant and Equipment [Line Items]
DWT	207,774
Delivery Date	March 28, 2017
Year Built	2017
Star Virgo [Member]
Property, Plant and Equipment [Line Items]
DWT	207,774
Delivery Date	March 1, 2017
Year Built	2017
Star Libra [Member]
Property, Plant and Equipment [Line Items]
DWT	207,727	[1]
Delivery Date	June 6, 2016	[1]
Year Built	2016	[1]
Star Sienna [Member]
Property, Plant and Equipment [Line Items]
DWT	207,721
Delivery Date	August 3, 2018
Year Built	2017
Star Marisa [Member]
Property, Plant and Equipment [Line Items]
DWT	207,671
Delivery Date	March 11 2016
Year Built	2016
Star Karlie [Member]
Property, Plant and Equipment [Line Items]
DWT	207,566
Delivery Date	August 3, 2018
Year Built	2016
Star Eleni [Member]
Property, Plant and Equipment [Line Items]
DWT	207,517
Delivery Date	January 3, 2018
Year Built	2018
Star Magnanimus [Member]
Property, Plant and Equipment [Line Items]
DWT	207,490
Delivery Date	March 26, 2018
Year Built	2018
Debbie H [Member]
Property, Plant and Equipment [Line Items]
DWT	206,823
Delivery Date	May 28, 2019
Year Built	2019
Star Ayesha [Member]
Property, Plant and Equipment [Line Items]
DWT	206,814
Delivery Date	July 15, 2019
Year Built	2019
Katie K [Member]
Property, Plant and Equipment [Line Items]
DWT	206,803
Delivery Date	April 16, 2019
Year Built	2019
Leviathan [Member]
Property, Plant and Equipment [Line Items]
DWT	182,466
Delivery Date	September 19, 2014
Year Built	2014
Peloreus [Member]
Property, Plant and Equipment [Line Items]
DWT	182,451
Delivery Date	July 22, 2014
Year Built	2014
Star Claudine [Member]
Property, Plant and Equipment [Line Items]
DWT	181,258
Delivery Date	July 6, 2018
Year Built	2011
Star Ophelia [Member]
Property, Plant and Equipment [Line Items]
DWT	180,716
Delivery Date	July 6, 2018
Year Built	2010
Star Pauline [Member]
Property, Plant and Equipment [Line Items]
DWT	180,233
Delivery Date	December 29, 2014
Year Built	2008
Star Martha [Member]
Property, Plant and Equipment [Line Items]
DWT	180,231
Delivery Date	October 31, 2014
Year Built	2010
Pantagruel [Member]
Property, Plant and Equipment [Line Items]
DWT	180,140
Delivery Date	July 11, 2014
Year Built	2004
Star Borealis [Member]
Property, Plant and Equipment [Line Items]
DWT	179,601
Delivery Date	September 9, 2011
Year Built	2011
Star Polaris [Member]
Property, Plant and Equipment [Line Items]
DWT	179,648
Delivery Date	November 14, 2011
Year Built	2011
Star Lyra [Member]
Property, Plant and Equipment [Line Items]
DWT	179,147
Delivery Date	July 6, 2018
Year Built	2009
Star Bueno [Member]
Property, Plant and Equipment [Line Items]
DWT	178,978
Delivery Date	January 26, 2021
Year Built	2010
Star Borneo [Member]
Property, Plant and Equipment [Line Items]
DWT	178,978
Delivery Date	January 26, 2021
Year Built	2010
Star Marilena [Member]
Property, Plant and Equipment [Line Items]
DWT	178,977
Delivery Date	January 26, 2021
Year Built	2010
Star Marianne [Member]
Property, Plant and Equipment [Line Items]
DWT	178,841
Delivery Date	January 14, 2019
Year Built	2010
Star Janni [Member]
Property, Plant and Equipment [Line Items]
DWT	177,939
Delivery Date	January 7, 2019
Year Built	2010
Star Angie [Member]
Property, Plant and Equipment [Line Items]
DWT	177,931
Delivery Date	October 29, 2014
Year Built	2007
Big Fish [Member]
Property, Plant and Equipment [Line Items]
DWT	177,620
Delivery Date	July 11, 2014
Year Built	2004
Kymopolia [Member]
Property, Plant and Equipment [Line Items]
DWT	176,948
Delivery Date	July 11, 2014
Year Built	2006
Star Triumph [Member]
Property, Plant and Equipment [Line Items]
DWT	176,274
Delivery Date	December 8, 2017
Year Built	2004
Star Scarlett [Member]
Property, Plant and Equipment [Line Items]
DWT	175,800
Delivery Date	August 3, 2018
Year Built	2014
Star Audrey [Member]
Property, Plant and Equipment [Line Items]
DWT	175,125
Delivery Date	August 3, 2018
Year Built	2011
Big Bang [Member]
Property, Plant and Equipment [Line Items]
DWT	174,109
Delivery Date	July 11, 2014
Year Built	2007
Star Paola [Member]
Property, Plant and Equipment [Line Items]
DWT	115,259
Delivery Date	August 3, 2018
Year Built	2011
Star Eva [Member]
Property, Plant and Equipment [Line Items]
DWT	106,659
Delivery Date	August 3, 2018
Year Built	2012
Star Vega [Member]
Property, Plant and Equipment [Line Items]
DWT	98,648	[1]
Delivery Date	February 13, 2014	[1]
Year Built	2011	[1]
Star Sirius [Member]
Property, Plant and Equipment [Line Items]
DWT	98,648	[1]
Delivery Date	March 7, 2014	[1]
Year Built	2011	[1]
Madredeus [Member]
Property, Plant and Equipment [Line Items]
DWT	98,648
Delivery Date	July 11, 2014
Year Built	2011
Amami [Member]
Property, Plant and Equipment [Line Items]
DWT	98,648
Delivery Date	July 11, 2014
Year Built	2011
Star Aphrodite [Member]
Property, Plant and Equipment [Line Items]
DWT	92,006
Delivery Date	August 3, 2018
Year Built	2011
Star Piera [Member]
Property, Plant and Equipment [Line Items]
DWT	91,952
Delivery Date	August 3, 2018
Year Built	2010
Star Despoina [Member]
Property, Plant and Equipment [Line Items]
DWT	91,945
Delivery Date	August 3, 2018
Year Built	2010
Star Kamila [Member]
Property, Plant and Equipment [Line Items]
DWT	87,001
Delivery Date	September 3, 2014
Year Built	2005
Star Electra [Member]
Property, Plant and Equipment [Line Items]
DWT	83,494
Delivery Date	July 6, 2018
Year Built	2011
Star Angelina [Member]
Property, Plant and Equipment [Line Items]
DWT	82,953
Delivery Date	December 5, 2014
Year Built	2006
Star Gwyneth [Member]
Property, Plant and Equipment [Line Items]
DWT	82,703
Delivery Date	December 5, 2014
Year Built	2006
Star Luna [Member]
Property, Plant and Equipment [Line Items]
DWT	82,687
Delivery Date	July 6, 2018
Year Built	2008
Star Bianca [Member]
Property, Plant and Equipment [Line Items]
DWT	82,672
Delivery Date	July 6, 2018
Year Built	2008
Star Maria [Member]
Property, Plant and Equipment [Line Items]
DWT	82,578
Delivery Date	November 5, 2014
Year Built	2007
Pendulum [Member]
Property, Plant and Equipment [Line Items]
DWT	82,578
Delivery Date	July 11, 2014
Year Built	2006
Star Markella [Member]
Property, Plant and Equipment [Line Items]
DWT	82,574
Delivery Date	September 29, 2014
Year Built	2007
Star Jeanette [Member]
Property, Plant and Equipment [Line Items]
DWT	82,567
Delivery Date	August 3, 2018
Year Built	2014
Star Danai [Member]
Property, Plant and Equipment [Line Items]
DWT	82,554
Delivery Date	October 21, 2014
Year Built	2006
Star Elizabeth [Member]
Property, Plant and Equipment [Line Items]
DWT	82,430
Delivery Date	May 25, 2021
Year Built	2021
Star Pavlina [Member]
Property, Plant and Equipment [Line Items]
DWT	82,361
Delivery Date	June 16, 2021
Year Built	2021
Star Georgia [Member]
Property, Plant and Equipment [Line Items]
DWT	82,281
Delivery Date	October 14, 2014
Year Built	2006
Star Sophia [Member]
Property, Plant and Equipment [Line Items]
DWT	82,252
Delivery Date	October 31, 2014
Year Built	2007
Star Mariella [Member]
Property, Plant and Equipment [Line Items]
DWT	82,249
Delivery Date	September 19, 2014
Year Built	2006
Star Moira [Member]
Property, Plant and Equipment [Line Items]
DWT	82,220
Delivery Date	November 19, 2014
Year Built	2006
Star Renee [Member]
Property, Plant and Equipment [Line Items]
DWT	82,204
Delivery Date	December 18, 2014
Year Built	2006
Star Jennifer [Member]
Property, Plant and Equipment [Line Items]
DWT	82,192
Delivery Date	April 15, 2015
Year Built	2006
Star Laura [Member]
Property, Plant and Equipment [Line Items]
DWT	82,192
Delivery Date	December 8, 2014
Year Built	2006
Star Mona [Member]
Property, Plant and Equipment [Line Items]
DWT	82,188
Delivery Date	July 6, 2018
Year Built	2012
Star Nasia [Member]
Property, Plant and Equipment [Line Items]
DWT	82,183
Delivery Date	August 29, 2014
Year Built	2006
Star Astrid [Member]
Property, Plant and Equipment [Line Items]
DWT	82,158
Delivery Date	July 6, 2018
Year Built	2012
Star Helena [Member]
Property, Plant and Equipment [Line Items]
DWT	82,150
Delivery Date	December 29, 2014
Year Built	2006
Star Nina [Member]
Property, Plant and Equipment [Line Items]
DWT	82,145
Delivery Date	January 5, 2015
Year Built	2006
Star Alessia [Member]
Property, Plant and Equipment [Line Items]
DWT	81,944
Delivery Date	August 3, 2018
Year Built	2017
Star Calypso [Member]
Property, Plant and Equipment [Line Items]
DWT	81,918
Delivery Date	July 6, 2018
Year Built	2014
Star Suzanna [Member]
Property, Plant and Equipment [Line Items]
DWT	81,644
Delivery Date	May 15, 2017
Year Built	2013
Star Charis [Member]
Property, Plant and Equipment [Line Items]
DWT	81,643
Delivery Date	March 22, 2017
Year Built	2013
Mercurial Virgo [Member]
Property, Plant and Equipment [Line Items]
DWT	81,502
Delivery Date	July 11, 2014
Year Built	2013
Stardust [Member]
Property, Plant and Equipment [Line Items]
DWT	81,502
Delivery Date	July 6, 2018
Year Built	2011
Star Sky [Member]
Property, Plant and Equipment [Line Items]
DWT	81,466
Delivery Date	July 6, 2018
Year Built	2010
Star Lambada [Member]
Property, Plant and Equipment [Line Items]
DWT	81,272	[1]
Delivery Date	March 16, 2021	[1]
Year Built	2016	[1]
Star Capoeira [Member]
Property, Plant and Equipment [Line Items]
DWT	81,253	[1]
Delivery Date	March 16, 2021	[1]
Year Built	2015	[1]
Star Carioca [Member]
Property, Plant and Equipment [Line Items]
DWT	81,199	[1]
Delivery Date	March 16, 2021	[1]
Year Built	2015	[1]
Star Macarena [Member]
Property, Plant and Equipment [Line Items]
DWT	81,198	[1]
Delivery Date	March 6, 2021	[1]
Year Built	2016	[1]
Star Lydia [Member]
Property, Plant and Equipment [Line Items]
DWT	81,187
Delivery Date	August 3, 2018
Year Built	2013
Star Nicole [Member]
Property, Plant and Equipment [Line Items]
DWT	81,120
Delivery Date	August 3, 2018
Year Built	2013
Star Virginia [Member]
Property, Plant and Equipment [Line Items]
DWT	81,061
Delivery Date	August 3, 2018
Year Built	2015
Star Genesis [Member]
Property, Plant and Equipment [Line Items]
DWT	80,705
Delivery Date	July 6, 2018
Year Built	2010
Star Flame [Member]
Property, Plant and Equipment [Line Items]
DWT	80,448
Delivery Date	July 6, 2018
Year Built	2011
Star Iris [Member]
Property, Plant and Equipment [Line Items]
DWT	76,390
Delivery Date	September 8, 2014
Year Built	2004
Star Emily [Member]
Property, Plant and Equipment [Line Items]
DWT	76,339
Delivery Date	September 16, 2014
Year Built	2004
Idee Fixe [Member]
Property, Plant and Equipment [Line Items]
DWT	63,437	[1]
Delivery Date	March 25, 2015	[1]
Year Built	2015	[1]
Roberta [Member]
Property, Plant and Equipment [Line Items]
DWT	63,404	[1]
Delivery Date	March 31, 2015	[1]
Year Built	2015	[1]
Laura [Member]
Property, Plant and Equipment [Line Items]
DWT	63,377	[1]
Delivery Date	April 7, 2015	[1]
Year Built	2015	[1]
Star Athena [Member]
Property, Plant and Equipment [Line Items]
DWT	63,371	[1]
Delivery Date	May 19, 2021	[1]
Year Built	2015	[1]
Kaley [Member]
Property, Plant and Equipment [Line Items]
DWT	63,261	[1]
Delivery Date	June 26, 2015	[1]
Year Built	2015	[1]
Kennadi [Member]
Property, Plant and Equipment [Line Items]
DWT	63,240	[1]
Delivery Date	January 8, 2016	[1]
Year Built	2016	[1]
Mackenzie [Member]
Property, Plant and Equipment [Line Items]
DWT	63,204	[1]
Delivery Date	March 2, 2016	[1]
Year Built	2016	[1]
Star Apus [Member]
Property, Plant and Equipment [Line Items]
DWT	63,123	[1]
Delivery Date	July 16, 2019	[1]
Year Built	2014	[1]
Star Bovarius [Member]
Property, Plant and Equipment [Line Items]
DWT	61,571	[1]
Delivery Date	March 16, 2021	[1]
Year Built	2015	[1]
Star Subaru [Member]
Property, Plant and Equipment [Line Items]
DWT	61,521	[1]
Delivery Date	March 16, 2021	[1]
Year Built	2015	[1]
Star Wave [Member]
Property, Plant and Equipment [Line Items]
DWT	61,491
Delivery Date	July 6, 2018
Year Built	2017
Star Challenger [Member]
Property, Plant and Equipment [Line Items]
DWT	61,462	[1]
Delivery Date	December 12, 2013	[1]
Year Built	2012	[1]
Star Fighter [Member]
Property, Plant and Equipment [Line Items]
DWT	61,455	[1]
Delivery Date	December 30, 2013	[1]
Year Built	2013	[1]
Honey Badger [Member]
Property, Plant and Equipment [Line Items]
DWT	61,324	[1]
Delivery Date	February 27, 2015	[1]
Year Built	2015	[1]
Star Lutas [Member]
Property, Plant and Equipment [Line Items]
DWT	61,323	[1]
Delivery Date	January 6, 2016	[1]
Year Built	2016	[1]
Wolverine [Member]
Property, Plant and Equipment [Line Items]
DWT	61,268	[1]
Delivery Date	February 27, 2015	[1]
Year Built	2015	[1]
Star Antares [Member]
Property, Plant and Equipment [Line Items]
DWT	61,234	[1]
Delivery Date	October 9, 2015	[1]
Year Built	2015	[1]
Star Monica [Member]
Property, Plant and Equipment [Line Items]
DWT	60,935
Delivery Date	August 3, 2018
Year Built	2015
Star Aquarius [Member]
Property, Plant and Equipment [Line Items]
DWT	60,873
Delivery Date	July 22, 2015
Year Built	2015
Star Pisces [Member]
Property, Plant and Equipment [Line Items]
DWT	60,873	[1]
Delivery Date	August 7, 2015	[1]
Year Built	2015	[1]
Star Glory [Member]
Property, Plant and Equipment [Line Items]
DWT	58,680
Delivery Date	July 6, 2018
Year Built	2012
Star Pyxis [Member]
Property, Plant and Equipment [Line Items]
DWT	56,615	[1]
Delivery Date	August 19, 2019	[1]
Year Built	2013	[1]
Star Hydrus [Member]
Property, Plant and Equipment [Line Items]
DWT	56,604	[1]
Delivery Date	August 8, 2019	[1]
Year Built	2013	[1]
Star Cleo [Member]
Property, Plant and Equipment [Line Items]
DWT	56,582	[1]
Delivery Date	July 15, 2019	[1]
Year Built	2013	[1]
Diva [Member]
Property, Plant and Equipment [Line Items]
DWT	56,582	[1]
Delivery Date	July 24, 2017	[1]
Year Built	2011	[1]
Star Centaurus [Member]
Property, Plant and Equipment [Line Items]
DWT	56,559
Delivery Date	September 18, 2019
Year Built	2012
Star Hercules [Member]
Property, Plant and Equipment [Line Items]
DWT	56,545
Delivery Date	July 16, 2019
Year Built	2012
Star Pegasus [Member]
Property, Plant and Equipment [Line Items]
DWT	56,540	[1]
Delivery Date	July 15, 2019	[1]
Year Built	2013	[1]
Star Cepheus [Member]
Property, Plant and Equipment [Line Items]
DWT	56,539	[1]
Delivery Date	July 16, 2019	[1]
Year Built	2012	[1]
Star Columba [Member]
Property, Plant and Equipment [Line Items]
DWT	56,530	[1]
Delivery Date	July 23, 2019	[1]
Year Built	2012	[1]
Star Dorado [Member]
Property, Plant and Equipment [Line Items]
DWT	56,507	[1]
Delivery Date	July 16, 2019	[1]
Year Built	2013	[1]
Star Aquila [Member]
Property, Plant and Equipment [Line Items]
DWT	56,506
Delivery Date	July 15, 2019
Year Built	2012
Star Bright [Member]
Property, Plant and Equipment [Line Items]
DWT	55,783
Delivery Date	October 10, 2018
Year Built	2010
Strange Attractor [Member]
Property, Plant and Equipment [Line Items]
DWT	55,715
Delivery Date	July 11, 2014
Year Built	2006
Star Omicron [Member]
Property, Plant and Equipment [Line Items]
DWT	53,444
Delivery Date	April 17, 2008
Year Built	2005
Star Zeta [Member]
Property, Plant and Equipment [Line Items]
DWT	52,994
Delivery Date	January 2, 2008
Year Built	2003
Star Theta [Member]
Property, Plant and Equipment [Line Items]
DWT	52,425
Delivery Date	December 6, 2007
Year Built	2003
Vessels in operation
Property, Plant and Equipment [Line Items]
DWT	14,072,068

[1]	Subject to sale and lease back financing transaction (Note 6)